SHARE CAPITAL AND OTHER RESERVES - Weighted average assumptions used to estimate the fair value of share options granted (Details)	9 Months Ended
Sep. 30, 2024 Y
SHARE CAPITAL AND OTHER RESERVES
Expected life	5.00
Expected volatility	125.67%
Risk-free interest rate	3.49%
Expected dividend yield
Forfeiture rate